Subsequent events - Narrative (Details) - ARS ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 04, 2026	Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [line items]
Number of shares capital (in shares)		612,710,079
Share capital (in ARS per share)		$ 1
Share of capital percentage		50.00%
Openpay Argentina S.A. | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Capital contribution	$ 123,730
Number of shares capital (in shares)	123,729,522
Share capital (in ARS per share)	$ 1
Share of capital percentage	12.51%